CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Millions	12 Months Ended
Dec. 31, 2021 CNY (¥)
Statement of cash flows [abstract]
Payments to acquire short-term investments	¥ 5,616
Proceeds From Shortterm Investments	¥ 4,739